UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska            68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

17605 Wright Street, Omaha, Nebraska            68130

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period: 12/31/12

Item 1.  Reports to Stockholders.

Adaptive Allocation

Portfolio

Annual Report

December 31, 2012

1-866-263-9260

www.unusualfund.com

Distributed by Northern Light Distributors, LLC

FINRA Member

TO SHAREHOLDERS OF THE

ADAPTIVE ALLOCATION PORTFOLIO

December 31, 2012

“U.S. stocks climbed a wall of worry in 2012 to post solid gains, overcoming a major bout of uncertainty related to the nation’s fiscal crisis, the presidential election and a global slowdown. 2012 was also the year when investors became familiar with a new term or investing concept - “risk on” or “risk off” – to describe the up, down, up, down roller coaster known as the stock market. The market’s moves in 2012 were increasingly determined by news headlines that caused investors en masse to either swing for the fences or play it super-safe.” - Excerpts from “A Look Back at the Markets in 2012” published by USA Today on 12/31/12.

Our expectation has been that we would perform the best, relative to the market, in trending markets.  Over the past year and a half, the equity markets have seen an increase in short-term volatility, and there have been several false rallies, where the markets looked like they had turned up only to fall back. This pattern may explain the underperformance that Core Hedge Fund managers have had recently, as reported on hedgeindex.com.

Our equity models are designed to potentially err on the side of caution when entering a position.  Consequently, there have been times when our entries lagged their benchmark, waiting for a clarification of trend change. When a market changed trend, our conservative entry points worked well if the trend thereafter continued higher, allowing us to participate in the coming uptrend.  However, if the market turned down shortly after we entered the market, our models called for an exit in order to minimize losses. Therefore, a late entry, followed by an exit designed to prevent further losses, can create a losing trade known as a whipsaw.  These volatile, non-trending markets have led to whipsaw trades, causing losses during the period even though the index was up.

While no strategy is perfect, we also recognize that modifications are warranted as market patterns change.  Although our investment models were able to reduce losses during the 2008 market downturn and participate on the upside during the 2009 and 2010 market recovery, the market swings over the past year and half have proven challenging.  Consequently, we have modified our models, seeking to make them more responsive in volatile market environments going forward.  As always, keep in mind there is no guarantee of future results.

Additionally, we now have access to many more asset classes, each with its own set of risks and risk reductions systems.  These include large stocks, small stocks, emerging market stocks, commercial real estate, oil and gas infrastructure, gold, treasury inflation protected bonds, high yield corporate bonds and high yield municipal bonds.  Any of these asset classes can be invested or be in cash at any time, depending on our risk/return evaluation for each class.

The total return for the Adaptive Allocation Portfolio (Net of Fund Expenses) for the 1 year period ending December 31, 2012 was a loss of 6.9%*.  Further return information for the Adaptive Allocation Portfolio (Net of Fund Expenses) and the S&P 500 (Does not include any Fund Expenses) for the period ending December 31, 2012, is presented on the following page (Periods greater than 1 year are annualized).

You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.  The S&P 500 Index is an unmanaged composite of 500-large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

*Past performance is no guarantee of future results. Investment return and principal value will vary. Investors’ shares when redeemed may be worth more or less than original cost. Returns do not reflect the deduction of taxes a shareholder would pay on redemption of fund shares. There is no front end or back end load for the Adaptive Allocation Portfolio. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated May 1, 2012 is 2.68%. For performance information current to the most recent month-end, please call toll-free 1-866-263-9260. All performance figures reflect fee waivers and expense subsidies, without which performance figures would have been lower. The Portfolio’s prospectus contains more complete information, including fees, expenses and risks involved in investing in newly public companies and should be read carefully before investing.

The Portfolio is an Investment vehicle for variable annuity contracts. All Performance figures for the Portfolio do not include any fees or expenses that are typically charged by these contracts. If these fees and expenses were included your overall expenses would be higher. Please review your insurance contract prospectus for further description of these fees and expenses.

           0339-NLD-2/1/2013

Adaptive Allocation Portfolio
PORTFOLIO REVIEW (Unaudited)
December 31, 2012

The Portfolio's performance figures* for the year ended December 31, 2012, compared to its benchmark:

Annualized Average Returns:	One Year	Three Year	Five Year	Inception**- December 31, 2012
Adaptive Allocation Portfolio	-6.93%	1.66%	0.79%	0.14%
S&P 500 Total Return Index	16.00%	10.87%	1.66%	1.02%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of  Portfolio shares as well as other charges and expenses of the insurance contract, or separate account.

** Portfolio commenced operations May 22, 2007.

	Top Industries		% of Net Assets
	Exchange Traded Funds		34.1%
Mutual Funds			10.1%
	Short-Term Investments		56.0%
	Other Assets Less Liabilities - Net		(0.2) %
			100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed analysis of the Portfolio's holdings.

Adaptive Allocation Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2012
Shares		Value

	EXCHANGE TRADED FUNDS - 34.1%
	DEBT FUND - 11.5%
10,315	iShares Barclays TIPS Bond Fund	$ 1,252,344
13,696	iShares iBoxx $ High Yield Corporate Bond Fund	1,278,521
		2,530,865
	EQUITY FUNDS - 22.6%
11,341	Direxion Daily S&P 500 Bull 3x Shares *	991,430
53,683	iShares MSCI Emerging Markets Index Fund	2,380,841
11,067	SPDR S&P 500 ETF Trust	1,577,269
		4,949,540

	TOTAL EXCHANGE TRADED FUNDS (Cost - $7,137,412)	7,480,405

	MUTUAL FUNDS - 10.1%
	DEBT FUNDS - 10.1%
129,048	Nuveen High Yield Municipal Bond Fund - Class I
	TOTAL MUTUAL FUNDS (Cost - $2,218,266)	2,211,877

	SHORT-TERM INVESTMENTS - 56.0%
	MONEY MARKET FUNDS - 56.0%
4,200,000	Fidelity Institutional Money Market Funds - Treasury Only Portfolio -
	Class I, 0.01% **	4,200,000
3,874,583	Goldman Sachs Financial Square Funds - Government Fund -
	Administrative Shares, 0.01% **	3,874,583
4,200,000	Goldman Sachs Financial Square Funds -
	Treasury Instruments Fund, Administrative Shares, 0.00% **	4,200,000
	TOTAL SHORT-TERM INVESTMENTS (Cost - $12,274,583)	12,274,583

	TOTAL INVESTMENTS - 100.2% (Cost - $21,630,261) (a)	$ 21,966,865
	OTHER ASSETS LESS LIABILITIES - NET - (0.2)%	(34,175)
	NET ASSETS - 100.0%	$ 21,932,690

*	Non-income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on December 31, 2012.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
	substantially the same and differs from market value by net unrealized appreciation (depreciation)
	of securities as follows:
	Unrealized appreciation:	$ 346,068
	Unrealized depreciation:	(9,464)
	Net unrealized appreciation:	$ 336,604

See accompanying notes to financial statements.

Adaptive Allocation Portfolio
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2012

ASSETS
Investment securities:
At cost	$ 21,630,261
At value	$ 21,966,865
Receivable for Portfolio shares sold	3,050
Dividends and interest receivable	29,462
Prepaid expenses and other assets	1,019
TOTAL ASSETS	22,000,396

LIABILITIES
Payable for Portfolio shares redeemed	3,551
Payable for securities purchased	10,100
Investment advisory fees payable	18,845
Distribution (12b-1) fees payable	4,712
Shareholder servicing fees	4,712
Fees payable to other affiliates	6,000
Accrued expenses and other liabilities	19,786
TOTAL LIABILITIES	67,706
NET ASSETS	$ 21,932,690

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 23,463,716
Undistributed net investment income	15,494
Accumulated net realized loss from security transactions	(1,883,124)
Net unrealized appreciation of investments	336,604
NET ASSETS	$ 21,932,690

Shares of beneficial interest outstanding	2,225,611

Net asset value (Net assets/shares outstanding), offering and redemption price per share	$ 9.85

See accompanying notes to financial statements.

Adaptive Allocation Portfolio
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2012

INVESTMENT INCOME
Dividends (net of $641 of foreign tax withheld)	$ 604,052
Interest	342
TOTAL INVESTMENT INCOME	604,394

EXPENSES
Investment advisory fees	299,275
Distribution (12b-1) fees	74,819
Shareholder servicing fees	74,819
Administrative services fees	32,551
Professional fees	23,791
Accounting services fees	22,747
Transfer agent fees	19,634
Compliance officer fees	12,283
Trustees' fees and expenses	8,508
Printing and postage expenses	8,422
Custodian fees	6,684
Insurance expense	1,049
Other expenses	729
TOTAL EXPENSES	585,311

NET INVESTMENT INCOME	19,083

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss from security transactions	(1,790,189)
Net change in unrealized appreciation on investments	(31,171)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,821,360)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (1,802,277)

See accompanying notes to financial statements.

Adaptive Allocation Portfolio
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	December 31,	December 31,
	2012	2011
FROM OPERATIONS
Net investment income	$ 19,083	$ 168,058
Net realized gain (loss) from security transactions	(1,790,189)	212,500
Distributions of realized gains from underlying investment companies	-	7,918
Net change in unrealized appreciation on investments	(31,171)	(2,378,889)
Net decrease in net assets resulting from operations	(1,802,277)	(1,990,413)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains	(262,104)	-
From net investment income	(167,841)	-
Net decrease in net assets resulting from distributions to shareholders	(429,945)	-

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	3,689,747	31,730,423
Net asset value of shares issued in
reinvestment of distributions to shareholders	429,945	-
Payments for shares redeemed	(16,771,099)	(17,749,835)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(12,651,407)	13,980,588

TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,883,629)	11,990,175

NET ASSETS
Beginning of Year	36,816,319	24,826,144
End of Year*	$ 21,932,690	$ 36,816,319
* Includes undistributed net investment income of:	$ 15,494	$ 164,252

SHARE ACTIVITY
Shares Sold	348,574	2,770,858
Shares Reinvested	43,694	-
Shares Redeemed	(1,580,949)	(1,575,478)
Net increase (decrease) in shares of beneficial interest outstanding	(1,188,681)	1,195,380

See accompanying notes to financial statements.

Adaptive Allocation Portfolio
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	For the Year	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended	Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008

Net asset value, beginning of year	$ 10.78	$ 11.19	$ 9.55	$ 7.91	$ 9.69

Activity from investment operations:
Net investment income (loss) (1,2)	0.01	0.06	(0.05)	(0.01)	(0.07)
Net realized and unrealized gain
(loss) on investments	(0.76)	(0.47)	1.69	1.65	(1.67)
Total from investment operations	(0.75)	(0.41)	1.64	1.64	(1.74)

Less distributions from:
Net investment income	(0.07)	-	-	-	(0.04)
Net realized gains	(0.11)	-	-	-	-
Total distributions	(0.18)	-	-	-	(0.04)

Net asset value, end of year	$ 9.85	$ 10.78	$ 11.19	$ 9.55	$ 7.91

Total return (3)	(6.93%)	(3.66%)	17.17%	20.73%	(17.99%)

Net assets, end of year (000s)	$ 21,933	$ 36,816	$ 24,826	$ 14,987	$ 13,525

Ratio of gross expenses
to average net assets (4,5)	1.96%	1.92%	2.15%	2.40%	2.41%

Ratio of net expenses
to average net assets (4)	1.96%	1.91%	2.12%	2.39%	2.38%

Ratio of net investment income (loss)
to average net assets (2,4)	0.06%	0.51%	(0.48%)	(0.16%)	(0.77%)

Portfolio Turnover Rate	343%	243%	208%	203%	700%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the year.
(2)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(3)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and  capital gains distributions, if any.  Had the Adviser or affiliates not waived a portion of its fees for the years ended December 31, 2008, 2009, 2010 and 2011, total returns would have been lower.

(4)	The ratios of expenses to average net assets and net investment income(loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Portfolio invests.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser and affiliates for the years ended December 31, 2008, 2009, 2010 and 2011.

See accompanying notes to financial statements.

Adaptive Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS

December 31, 2012

1.

ORGANIZATION

The Adaptive Allocation Portfolio (the “Portfolio”) is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized on November 2, 2005 under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Portfolio is an investment vehicle for variable annuity contracts and flexible premium variable life insurance policies, qualified pension and retirement plans and certain unregistered separate accounts. The Portfolio seeks growth and risk-adjusted total return. The principal investment strategy of the Portfolio is to invest in open-end and closed-end investment companies and exchange-traded funds and equity and debt securities.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

The Portfolio may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred

Adaptive Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

(a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Portfolio’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds - The Portfolio may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Open-end mutual funds are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the Board of Trustees of the Underlying Funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Portfolio will not change.

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Adaptive Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of December 31, 2012 for the Portfolio’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 7,480,405	$ -	$ -	$ 7,480,405
Mutual Funds	2,211,877	-	-	2,211,877
Short-Term Investments	12,274,583	-	-	12,274,583
Total	$ 21,966,865	$ -	$ -	$ 21,966,865

The Portfolio did not hold any Level 3 securities during the year. There were no transfers into or out of Level 1 & Level 2 during the year.  It is the Portfolio’s policy to recognize transfers between Level 1 & Level 2 at the end of the reporting year.

* Refer to the Portfolio of Investments for industry classification.

Exchange Traded Funds – The Portfolio may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

 Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Adaptive Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex-date and are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolio.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio are charged to that portfolio.  Expenses, which are not readily identifiable to a specific portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Federal Income Tax – It is the Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

The Portfolio will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Portfolio’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2009 - 2011), or expected to be taken in the Portfolio’s 2012 tax returns. The Portfolio identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.  However, based on experience, the Portfolio expects the risk of loss due to these warranties and indemnities to be remote.

Adaptive Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

3.

INVESTMENT TRANSACTIONS

For the year ended December 31, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $80,799,671 and $93,907,386, respectively.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Portfolio are overseen by the Board, which is responsible for the overall management of the Portfolio. Critical Math Advisors, LLC serves as the Portfolio’s Investment Adviser (the “Adviser”). The Portfolio has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent services and custody administration services. A Trustee and certain officers of the Portfolio are also officers of GFS, and are not paid any fees directly by the Portfolio for serving in such capacities.

Pursuant to an Advisory Agreement with the Portfolio, the Adviser, under the oversight of the Board, directs the daily investment operations of the Portfolio and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Adviser, the Portfolio pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Portfolio’s average daily net assets.

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides for a monthly service and/or distribution fee at an annual rate of up to 1.00% which is calculated by the Portfolio on its average daily net assets. Currently, the Board has authorized the Portfolio to pay 12b-1 fees at an annual rate of up to 0.50% which is paid to Northern Lights Distributors, LLC (the “Distributor”) for sales and promotion activities and services under the plan, and to provide compensation for ongoing shareholder servicing and distribution-related activities.  Shareholders will receive advance notice of any increase. A portion of the fee payable pursuant to the Plan, equal to 0.25% of average daily net assets, is currently characterized as a service fee, which may be paid out to entities providing maintenance of shareholder accounts and certain other shareholder services. The Adviser may receive such service fees with respect to Portfolio accounts for which it provides shareholder servicing.

The Distributor acts as the Portfolio’s principal underwriter in a continuous public offering of the Portfolio’s shares and is an affiliate of GFS.  For the year ended December 31, 2012, the Distributor did not receive any underwriting commissions for sales of the Portfolio’s shares.

Effective April 1, 2012, with the approval of the Board, each Portfolio pays its pro rata share of a total fee of $3,500 per quarter for the Northern Lights Variable Trust to each Trustee who is not affiliated with the Trust or Advisor.  Previously, each Portfolio paid its pro rata share of a total fee of $2,500 per quarter for the Northern Lights Variable Trust to each Trustee who is not affiliated with the Trust or Advisor.  Each Portfolio pays the chairperson of the audit committee its pro-rata share of an additional $500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Adaptive Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

A Trustee and certain officers of the Portfolio are also officers of GFS, and are not paid any fees directly by the Portfolio for serving in such capacities.

Pursuant to separate servicing agreements with GFS, the Portfolio pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Portfolio.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Portfolio.

In addition, certain affiliates of GFS provide ancillary services to the Portfolio as follows:

Northern Lights Compliance Services, LLC  (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Portfolio.

Gemcom, LLC (“Gemcom”)

Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolio on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Portfolio.

Custody Administration

Pursuant to the terms of the Portfolio’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Portfolio pays an asset-based fee in decreasing amounts as Portfolio assets reach certain breakpoints. The Portfolio also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’s fees collected for the year ended December 31, 2012 were $1,570. The Custodian fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

5.   CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under section 2(a) 9 of the 1940 Act.  As of December 31, 2012, Midland Life Insurance Company held 98.6% of the voting securities of the Adaptive Allocation Portfolio.  The Trust has no knowledge as to whether all or any portion of the shares owned of record by Midland Life Insurance Company are also owned beneficially.

6.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of portfolio distributions paid for the following period was as follows:

Fiscal Year Ended
December 31, 2012
Ordinary Income	$ 429,945
Long-term Capital Gain	-
$ 429,945

Adaptive Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

There were no distributions paid for the fiscal year ended December 31, 2011.

As of December 31, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Other		Accumulated	Unrealized	Total
Ordinary	Long-Term	Book/Tax	Post October	Capital Loss	Appreciation/	Accumulated
Income	Gains	Differences	Losses	Carry Forwards	(Depreciation)	Earnings/(Deficits)
$ 18,633	$ -	$ (3,139)	$ (1,230,696)	$ (652,428)	$ 336,604	$ (1,531,026)

The difference between book basis and tax basis undistributed ordinary income is primarily attributable to the unamortized portion of organization expenses for tax purposes in the amount of $3,139.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Portfolio incurred and elected to defer such capital losses of $1,230,696.

At December 31, 2012, the Portfolio had a capital loss carry forward for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	Expiration
$ 652,428	$ -	$ 652,428	No Expiration

7.   NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

Management is currently evaluating the impact this amendment may have on the Portfolio’s financial statements.

8.   SUBSEQUENT EVENTS

The Portfolio is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Portfolio is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Adaptive Allocation Portfolio and

Board of Trustees of Northern Lights Variable Trust

 We have audited the accompanying statement of assets and liabilities of Adaptive Allocation Portfolio, a series of shares of beneficial interest of Northern Lights Variable Trust (the "Portfolio"), including the portfolio of investments, as of December 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended.  These financial statements and financial highlights are the responsibility of the Portfolio’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2012 by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Adaptive Allocation Portfolio as of December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and its financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

February 14, 2013

Adaptive Allocation Portfolio

EXPENSE EXAMPLES (Unaudited)

December 31, 2012

As a shareholder of the Adaptive Allocation Portfolio, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Adaptive Allocation Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2012 through December 31, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Adaptive Allocation Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees, as well as other charges and expenses of the insurance contract, or separate account.

Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period 7/1/12 – 12/31/12*
Actual	$1,000.00	$ 952.80	$ 9.86
Hypothetical (5% return before expenses)	$1,000.00	$1,015.04	$ 10.17

*Expenses are equal to the Portfolio’s annualized expense ratio of 2.01%, multiplied by the average account value over the period, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

Adaptive Allocation Portfolio

SUPPLEMENTAL INFORMATION (Unaudited)

December 31, 2012

Renewal of Advisory Agreement – Adaptive Allocation Portfolio *

In connection with the regular meeting held on November 14 and 15, 2012, the Board of Trustees (the “Board”) of the Northern Lights Variable Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Critical Math Advisors LLC(the “Adviser”) and the Trust, on behalf of Adaptive Allocation VIT Portfolio (the “Portfolio”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Board Members were assisted by independent legal counsel throughout the agreement review process.  The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services.  The Trustees considered that the adviser continues to provide investment management services to the Portfolio based on proprietary technical and fundamental investment models developed by the adviser’s primary portfolio manager. They further noted that the investment models are based on objective, rule-based risk reduction techniques applied to a universe of thousands of stocks and market indices.  The Board considered that, in addition to its services provided in previous years, the adviser has continued to develop additional trading models and make improvements to existing models in an attempt to further the overall strategy of the Portfolio.  Additionally, the Board noted that the adviser continues to utilize a pre-trade checklist to proactively avoid compliance deviations, and that there have been no compliance issues related to the Portfolio since the last renewal of the advisory agreement. The Board also noted that, based on the information provided by the adviser, the adviser possesses sufficient resources to provide advisory service at expected levels of quality.

Performance.  The Trustees noted that the Portfolio had underperformed its peer group average and Morningstar category averages with returns of -3.99%, 2.41% and 13.20% (Moderate Allocation) and 3.29% (Multi-Alternatives), respectively, for the last 1 year.  With respect to the Portfolio’s performance since inception, the Board noted that it was positive.  The Board considered that the adviser’s equity trading model’s conservative initial investments often resulted in a performance lag when the equity index declined, but that this design is intended to avoid the effects of rapidly changing security prices in the markets.  They noted the adviser’s representation that its trading models will perform the best during long-term trending environments and that over the last year, the non-trending, volatile equity markets have contributed to the Portfolio’s underperformance. The Trustees were pleased that the adviser has made adjustments to the model to reduce the impact of short term volatility and noted that the retail version of the Portfolio had performed well over certain market cycles.  The Trustees concluded that the performance was reasonable.

Adaptive Allocation Portfolio

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

December 31, 2012

Fees and Expenses.  The Trustees noted that the adviser charges the Portfolio a 1% management fee and that it is above both the average fee charged by funds in the Portfolio’s peer group (0.99%), and both the Morningstar Moderate Allocation (0.55%) and Multi-Alternatives (0.98%).  The Trustees considered that the adviser has an expense limitation in place which limits the fees charged to shareholders to 2.24% for Class A shares and 2.99% for Class C shares. They further considered that the cost structure would tend to be higher than moderate allocation funds because the adviser adds value through risk management strategies, particularly during periods of down equity markets.  After further discussion, the Board concluded that the fee and overall expense ratio were reasonable considering the size of the Portfolio and the fees charged by the peer group.

Economies of Scale.  The Trustees noted that the adviser is continuing to assist with distribution efforts by making presentations to financial advisers.  They noted that these efforts will aid in increasing the Portfolio’s assets, thereby resulting in economies to existing and future shareholders.  The Board further noted that while the adviser does not anticipate any break points in its fee at this time due to the level of assets in the Portfolio, it plans to pass on economies of scale to the shareholders as assets increase and will consider adjustments to its fee level reflecting economies at that time.  After discussion, it was the consensus of the Trustees that based on the current size of the Portfolio, while economies had not been reached at this time, the matter of economies of scale would be revisited at the next renewal of the agreement and as the Portfolio size materially increases.

Profitability.  The Trustees reviewed a profitability analysis provided by the adviser and noted that, based on that information; the adviser is realizing a modest net profit from its relationship with the Portfolio.  They noted the additional benefit the principals of the adviser may receive from 12b-1 shareholder servicing fees paid to them as registered representatives for clients that are invested in the Portfolio.  After further discussion, the Trustees concluded that the adviser was not excessively profitable.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee is reasonable and that renewal of the agreement is in the best interests of the Trust and the shareholders of the Portfolio.

* Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Portfolio.

Adaptive Allocation Portfolio

SUPPLEMENTAL INFORMATION (Unaudited)

December 31, 2012

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day‐to‐day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Anthony J. Hertl Born in 1950	Trustee Since 2006	Consultant to small and emerging businesses (since 2000).	94

AdvisorOne Funds (11 portfolios) (since 2004); Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisers Trust (2007- February 2011), Global Real Estate Fund (2008-2011), The World Funds Trust (since 2010) and Northern Lights Fund Trust (since 2005)

Gary W. Lanzen Born in 1954	Trustee Since 2006	President, Orizon Investment Counsel, Inc. (2000-2006); Chief Investment Officer (2000 -2010); Founder and Partner, Orizon Group, Inc. (a financial services company) (2000-2006).	94	AdvisorOne Funds (11 portfolios) (since 2003); Ladenburg Thalmann Alternative Strategies Fund (2010-2011); Northern Lights Fund Trust (since 2005)
Mark H. Taylor Born in 1964	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Former member of the AICPA Auditing Standards Board, AICPA ( 2008-2011).	101

Ladenburg Thalmann Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc.  (LFTAX) (Director and Audit Committee Chairman) (2007-2012); NLFT III (since February 2012); Northern Lights Fund Trust (since 2007)

John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	101	Northern Lights Fund Trust (since 2011); NLFT III (since February 2012); Ladenburg Thalmann Alternative Strategies Fund (since 2012)

Adaptive Allocation Portfolio

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

December 31, 2012

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Michael Miola*** Born in 1952	Trustee Since 2006	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Adviser Services, LLC, CLS Investments, LLC, GemCom, LLC and Northern Lights Compliance Services, LLC (since 2003); Director of Constellation Trust Company (since 2004)..	94	AdvisorOne Funds (11 portfolios) (2003-2012); Ladenburg Thalmann Alternative Strategies Fund (since 2010); Northern Lights Fund Trust (since 2006)
Andrew Rogers 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	President Since 2006

Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); and President and Manager, GemCom LLC (2004 - 2011).

			N/A	N/A
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, GemCom, LLC (since 2004).	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Secretary Since 2011

Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A

Adaptive Allocation Portfolio

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

December 31, 2012

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Emile R. Molineaux Born in 1962	Chief Compliance Officer Since 2011

Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC (2004 - June 2012); Secretary and CCO, Northern Lights Compliance Services, LLC;  (2003-2011); In-house Counsel, The Dreyfus Funds (1999 – 2003).

			N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

** The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Portfolio’s Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-263-9260.

12/31/12-NLVT-V4

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Variable Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolio uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-263-9260 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is also available without charge, upon request, by calling 1-866-263-9260.

INVESTMENT ADVISOR

Critical Math Advisors LLC

3840 Quakerbridge Road, Suite 130

Hamilton, NJ 08619

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The board of directors of the fund has determined that Mark Taylor and Anthony Hertl are independent audit committee financial experts.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2012 - $14,000

2011 - $14,000

2010 - $14,000

2009 - $13,500

2008 - $13,500

(b)

Audit-Related Fees

2012 – N/A

2011 – N/A

2010 - N/A

2009 - N/A

2008 - N/A

(c)

Tax Fees

2012 - $2,000

2011 - $2,000

2010 - $2,000

2009 - $2,000

2008 - $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2012 - N/A

2011 - N/A

2010 - N/A

2009 - N/A

2008 - N/A

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2008

2009

2010

2011

2012

Audit-Related Fees:

0.00%

0.00%

0.00%

0.00%

0.00%

Tax Fees:

0.00%

0.00%

0.00%

0.00%

0.00%

All Other Fees:

0.00%

0.00%

0.00%

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2012 - $2,000

2011 - $2,000

2010 - $2,000

2009 - $2,000

2008 - $2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

2/20/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

2/20/13

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

2/20/13